Label	Element	Value
Robinson Alternative Yield Pre-Merger SPAC ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Robinson Alternative Yield Pre-Merger SPAC ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Robinson Alternative Yield Pre-Merger SPAC ETF
Trading Symbol: SPAX
listed on NYSE Arca, Inc.
Supplement dated December 17, 2021
to the Prospectus, Statement of Additional Information (“SAI”), and Summary Prospectus,
each dated June 21, 2021, as supplemented

Effective December 20, 2021, Toroso Investments, LLC (the “Adviser”), the investment adviser to the Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”), has contractually agreed to reduce its unitary management fee from 0.85% to 0.50% of the Fund’s average daily net assets until at least December 19, 2022. In addition, the Fund is supplementing disclosure relating to the Fund’s principal investment strategies and principal risks.
The Fees and Expenses table and Expense Example on page 1 of each of the Prospectus and the Summary Prospectus are deleted and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 19, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through December 19, 2022.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The following disclosure is added at the end of the fourth paragraph in the subsection titled “Principal Investment Strategies” of the Prospectus and Summary Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	If the Fund holds common stock of a SPAC that fails to complete a business combination in the pre-determined time frame, the Fund will be entitled to receive a pro rata share of the value of the trust account. Under normal market conditions, the Fund generally intends to hold between 75-100 SPAC positions at any given point in time.
Supplement Closing [Text Block]	ck0001742912_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus, SAI, and Summary Prospectus for future reference
Robinson Alternative Yield Pre-Merger SPAC ETF | Robinson Alternative Yield Pre-Merger SPAC ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 160

[1]	Estimated for the current fiscal year.
[2]	The Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”)) to 0.50% of the Fund’s average daily net assets through at least December 19, 2022. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver will be higher than 0.50%. This agreement may be terminated only by, or with the consent of, the Tidal ETF Trust’s (the “Trust”) Board of Trustees (the “Board”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.